Non-Controlling Interests - Additional Information (Detail) - Ambev [member] - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of noncontrolling interests [line items]
Proportion of ownership interests in subsidiary	62.00%	62.00%
Dividends paid to non-controlling interests	$ 0.8	$ 1.1	$ 1.2